Quarterly Financial Information (Unaudited)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information Text Block

Note 16.  Quarterly Financial Information (Unaudited)

	Fiscal Year Ended September 30, 2012
	First	Second	Third	Fourth	Fiscal
	Quarter	Quarter	Quarter	Quarter	Year
	(In thousands, except per share amounts)
Revenue	$19,981,185	$19,708,371	$19,326,807	$19,064,443	$78,080,806
Gross profit (a)	$573,262	$679,741	$667,866	$713,817	$2,634,686
Distribution, selling and
administrative expenses,
depreciation, and
amortization	286,300	293,654	339,345	367,632	1,286,931
Employee severance,
litigation and other	3,559	9,027	4,135	27,419	44,140
Operating income	$283,403	$377,060	$324,386	$318,766	$1,303,615
Income from continuing operations	$161,592	$219,143	$190,177	$190,449	$761,361
Income (loss) from discontinued
operations, net of tax (b)	524	(7,038)	(8,906)	(26,955)	(42,375)
Net income	$162,116	$212,105	$181,271	$163,494	$718,986
Earnings per share from continuing
operations:
Basic	$0.63	$0.85	$0.75	$0.78	$3.01
Diluted	$0.61	$0.84	$0.74	$0.77	$2.96
Earnings per share:
Basic	$0.63	$0.82	$0.72	$0.67	$2.84
Diluted	$0.62	$0.81	$0.71	$0.66	$2.80
____________

(a)

(b)

The fourth quarter of 2012 includes a gain of $14.8 million from antitrust litigation settlements.

Includes income (loss) from AndersonBrecon and ABCC, which have been classified as discontinued operations.

	Fiscal Year Ended September 30, 2011
	First	Second	Third	Fourth	Fiscal
	Quarter	Quarter	Quarter	Quarter	Year
	(In thousands, except per share amounts)
Revenue	$19,530,534	$19,395,063	$19,763,001	$20,007,061	$78,695,659
Gross profit (a)	$562,779	$667,406	$632,959	$595,833	$2,458,977
Distribution, selling and
administrative expenses,
depreciation and amortization	287,914	305,479	319,521	326,470	1,239,384
Employee severance, litigation
and other	-	-	-	23,567	23,567
Intangible asset impairments	-	-	-	6,506	6,506
Operating income	$274,865	$361,927	$313,438	$239,290	$1,189,520
Income from continuing operations	$159,686	$212,241	$181,749	$143,819	$697,495
Income from discontinued
operations, net of tax (b)	814	2,140	2,670	3,505	9,129
Net income	$160,500	$214,381	$184,419	$147,324	$706,624
Earnings per share from continuing
operations:
Basic	$0.58	$0.77	$0.66	$0.54	$2.56
Diluted	$0.57	$0.76	$0.65	$0.53	$2.51
Earnings per share:
Basic	$0.58	$0.78	$0.67	$0.55	$2.59
Diluted	$0.57	$0.77	$0.66	$0.54	$2.54
____________

  The third and fourth quarters of fiscal 2011 include gains of $1.2 million and $0.9 million, respectively, from antitrust litigation settlements.
  Includes income from AndersonBrecon and ABCC, which have been classified as discontinued operations.